MANAGEMENT OF FINANCIAL RISK (Tables)	12 Months Ended
Dec. 31, 2022
Market risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Disclosure of market risk [text block]

Thousands of U.S. dollars
INTEREST RATE	2022
FAIR VALUE	(127,707)
+1%	(16,624)
-1%	9,756

Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]

Thousands of U.S. dollars
CROSS-CURRENCY FX	2022
FAIR VALUE	(127,707)
+10.0%	68,901
-10.0%	(7,568)
The table below show the position of financial assets and liabilities presented by functional and transaction currency as well its sensitivity analysis, respectively:

2021	Financial assets(*)			Financial liabilities(*)
Functional currency - financial asset/liability currency	Functional currency (thousands)	Asset currency (thousands)	U.S. Dollar (thousands)	Functional currency (thousands)	Liability currency (thousands)	U.S. Dollar (thousands)
Euro - Colombian Pesos	164	738,209	185	—	—	—
Euro - Dirham Moroccan	1,315	13,822	1,489	—	—	—
Euro - Peruvian Nuevos Soles	728	3,298	825	—	—	—
Euro - USD	661	749	749	—	—	—
Chilean Pesos – USD	2,961,535	3,483	3,483	51	—	—
Mexican Pesos – USD	897	44	44	—	—	—
Brazilian Reais – USD	—	—	—	—	—	—
Guatemalan Quetzal – USD	676	88	88	—	—	—
Colombian Pesos – USD	835,738	209	209	9,495,983	2,385	2,385
Peruvian Nuevos Soles - USD	19,015	4,784	4,784	4,160	1,041	1,041
United States Dolar - Euro	—	9	—	—	—	—
United States Dolar - MXN	199	176	199	—	—	—
Chilean Pesos – Euro	7	141	7	—	—	—
USD-GBP	3	2	3	—	—	—
UYU-USD	36,412	815	815	—	—	—

2021	Sensitivity analysis
Functional currency - financial asset/liability currency	Appreciation of asset/liability currency vs functional currency		Appreciation of financial assets in functional currency	Statements of operations (thousands of U.S. dollar)	Appreciation of financial liabilities in functional currency	Statements of operations (thousands of U.S. dollar)
Euro - Colombian Pesos	10%	4,058.2	182	21	—	—
Euro - Dirham Moroccan	10%	9.5	1,461	165	—	—
Euro - Peruvian Nuevos Soles	10%	4.1	809	92	—	—
Euro - USD	10%	1.0	735	83	—	—
Chilean Pesos – USD	10%	—	3,290,595	387	57	—
Mexican Pesos – USD	10%	—	996	5	—	—
Brazilian Reais – USD	10%	0.2	—	—	—	—
Guatemalan Quetzal – USD	10%	0.1	753	10	—	—
Colombian Pesos – USD	10%	—	923,760	22	10,551,093	(265)
Peruvian Nuevos Soles - USD	10%	0.2	21,250	559	4,623	(116)
United States Dolar - Euro	10%	23.1	—	2	—	—
United States Dolar - MXN	10%	0.8	221	22	—	—
Chilean Pesos – Euro	10%	18.4	8	1	—	—
USD-GBP	10%	0.7	4	—	—	—
UYU-USD	10%	—	40,457	4,046	—	—

(*)    Financial liabilities correspond to borrowing in currencies other than functional currencies. Financial assets correspond to cash and cash equivalents in currencies other than functional currencies.

2022	Financial assets(*)			Financial liabilities(*)
Functional currency - financial asset/liability currency	Functional currency (thousands)	Asset currency (thousands)	U.S. Dollar (thousands)	Functional currency (thousands)	Liability currency (thousands)	U.S. Dollar (thousands)
Euro - Colombian Pesos	698	3,610,657	745	—	—	—
Euro - Dirham Moroccan	607	6,985	647	—	—	—
Euro - Peruvian Nuevos Soles	467	1,897	498	—	—	—
Euro - USD	1,413	1,501	1,501	—	—	—
Chilean Pesos – USD	275,711	321	321	22,805	27	27
Mexican Pesos – USD	55,429	2,847	2,847	—	—	—
Brazilian Reais – USD	—	—	—	—	—	—
Guatemalan Quetzal – USD	2,353	300	300	—	—	—
Colombian Pesos – USD	84,947	18	18	10,594,995	2,203	2,203
Peruvian Nuevos Soles - USD	4,790	1,254	1,254	3,114	815	815
United States Dolar - Euro	1	1	1	—	—	—
United States Dolar - MXN	7	146	7	—	—	—
Chilean Pesos – Euro	5	4	5	—	—	—
USD-GBP	13,095	327	327	—	—	—
UYU-USD	577	1	1	—	—	—

2022	Sensitivity analysis
Functional currency - financial asset/liability currency	Appreciation of asset/liability currency vs functional currency		Appreciation of financial assets in functional currency	Statements of operations (thousands of U.S. dollar)	Appreciation of financial liabilities in functional currency	Statements of operations (thousands of U.S. dollar)
Euro - Colombian Pesos	10%	4,617.5	782	89	—	—
Euro - Dirham Moroccan	10%	10.4	674	72	—	—
Euro - Peruvian Nuevos Soles	10%	3.7	517	54	—	—
Euro - USD	10%	1.0	1,564	162	—	—
Chilean Pesos – USD	10%	—	306,346	36	25,339	(3)
Mexican Pesos – USD	10%	0.1	61,588	316	—	—
Brazilian Reais – USD	10%	0.2	—	—	—	—
Guatemalan Quetzal – USD	10%	0.1	2,615	33	—	—
Colombian Pesos – USD	10%	—	94,385	2	11,772,216	(245)
Peruvian Nuevos Soles - USD	10%	0.2	5,323	139	3,460	(91)
United States Dolar - Euro	10%	0.8	1	—	—	—
United States Dolar - MXN	10%	17.5	8	1	—	—
Chilean Pesos – Euro	10%	0.7	5	1	—	—
USD-GBP	10%	—	14,550	1,455	—	—
UYU-USD	10%	—	641	—	—	—

(*)    Financial liabilities correspond to borrowing in currencies other than functional currencies. Financial assets correspond to cash and cash equivalents in currencies other than functional currencies.